MERRILL LYNCH
ASSET GROWTH
FUND, INC.



[FUND LOGO]
STRATEGIC
          Performance



Semi-Annual Report

February 28, 1998



Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                           #18241 -- 2/98

[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH ASSET GROWTH FUND, INC.

Worldwide
Investments as of
February 28, 1998

Breakdown of
Stocks & Fixed-Income                          Percent of
Securities by Country                          Net Assets+

United States                                    50.5%
United Kingdom                                    8.0
Japan                                             7.4
Germany                                           5.9
Italy                                             5.6
Sweden                                            5.5
Finland                                           3.4
France                                            2.7
Canada                                            2.3
Mexico                                            2.2
Denmark                                           1.7
Switzerland                                       1.2
Australia                                         0.9
Spain                                             0.9
Netherlands                                       0.8
Argentina                                         0.7
Indonesia                                         0.6
South Africa                                      0.6
Bahamas                                           0.6
Norway                                            0.4
Philippines                                       0.3
South Korea                                       0.0++
                                            ---------
Total                                           102.2%
                                            =========

 + Total may not equal 100%.
++ Amount is less than 0.1%.


Ten Largest Industries                       Percent of
(Equity Investments)                         Net Assets

Chemicals                                         4.4%
Pharmaceuticals                                   3.9
Insurance                                         3.8
Retail Stores                                     3.7
Banking                                           3.7
Machinery                                         3.1
Electronics                                       2.8
Telecommunications                                2.7
Aerospace & Defense                               2.7
Automobile Parts                                  2.5


                                Country         Percent
Ten Largest Holdings              of            of Net
(Equity Investments)            Origin          Assets

Great Lakes Chemical
  Corporation                     US              1.6%
Roche Holding AG                  Switzerland     1.2
Imperial Chemical
  Industries PLC
  (Ordinary)                      UK              1.1
International Business
  Machines Corp.                  US              1.1
UPM - Kymmene OY                  Finland         1.0
Henkel KGaA
  (Preferred)                     Germany         1.0
Scor S.A.                         France          1.0
Danieli & C. Officine
  Meccaniche S.p.A.               Italy           1.0
Rio Tinto PLC                     UK              1.0
COMPAQ Computer
  Corp.                           US              1.0



           Merrill Lynch Asset Growth Fund, Inc., February 28, 1998

DEAR SHAREHOLDER

During the quarter ended February 28, 1998, investors focused on the implications that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. Industrial activity is beginning to slow, but the slowdown has not spread to other sectors of the economy.

The Federal Open Market Committee did not ease monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among US bond investors who had expected imminent monetary policy easing. As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.

Portfolio Matters
As of February 28, 1998, the Fund's asset allocation was: foreign stocks, 38% of net assets; US stocks, 38%; foreign bonds, 13%; US bonds, 13%; and cash reserves, less than 1%.

During the first two months of the February quarter, we remained cautious toward foreign stocks. Our continuing concerns over the widening economic problems in Asia, including South Korea, Japan and Southeast Asia, led us to reduce our allocation to foreign equities. We eliminated the Fund's representation in Brazil since we regarded the Brazilian market as the most vulnerable to a deterioration of the situation in Asia, particularly if the Hong Kong currency peg to the US dollar were to come under pressure.

By late January and early February 1998, evidence of stabilization in a number of the Asian economies led us to become more positive in our stance toward foreign equities. We raised the Fund's asset allocation to foreign equities from 31% as of late January to 38% as of February 28, 1998. We expanded the Fund's representation in Japan following measures proposed by the government which we believe could stabilize the financial structure and the economy. We established new positions in The Bank of Tokyo -- Mitsubishi, Ltd., Ito-Yokado Co., Ltd. and Makino Milling Machine Co., Ltd. We added to our European representation through commitments in Nordbanken Holding AB, Thomson -- CSF S.A., British Aerospace PLC and Devro PLC. We also initiated a commitment in Sun International Hotels Ltd.

During the February quarter, we became more positive in our view of US equities. This increasingly optimistic position led us to enlarge our representation in US equities from 24% of net assets as of November 30, 1997 to 38% of net assets as of February 28, 1998. Consistent with our expectation of further US interest rate declines, financial services equities continued to account for the largest concentration of assets in the US stock portion of the Fund. We also maintained significant representation in the areas of healthcare and technology. Overall, we have maintained a balance between the largest capitalization equities, such as AT&T Corp., Microsoft Corp., General Electric Company and Philip Morris Companies, Inc., and secondary companies with strong fundamentals. Examples of the latter include recently established positions in Chancellor Media Corp., Gartner Group Inc., Orbital Sciences Corporation and SmarTalk Teleservices, Inc.

In the foreign bond sector, the bulk of our weighting remains in Europe, including Denmark, Germany, Italy, Sweden and the United Kingdom. During January 1998, we became more optimistic in our outlook for the US dollar. Consequently, we increased the size of the hedges to include the equivalent of the full weighting in European stocks and bonds and Japanese equities. In the US bond sector, we expanded the average duration to 6.9 years as of February 28, 1998. Our optimistic stance toward US bonds reflected continued indications of a lack of inflationary pressures in the US economy. Increased evidence that the Federal budget deficit would turn into a surplus during the current fiscal year was expected to continue to reduce the supply of newly issued US Government securities relative to demand.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming quarterly report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Senior Vice President and
Portfolio Manager

April 3, 1998



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Recent
Performance
Results*

                                                                 12 Month               3 Month               Since Inception
                                                               Total Return          Total Return               Total Return

ML Asset Growth Fund, Inc. Class A Shares                         +9.18%                +4.84%                    +29.15%
ML Asset Growth Fund, Inc. Class B Shares                         +8.11                 +4.60                     +24.62
ML Asset Growth Fund, Inc. Class C Shares                         +8.09                 +4.57                     +26.46
ML Asset Growth Fund, Inc. Class D Shares                         +8.96                 +4.81                     +29.97

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are:
Class A and Class B Shares, 9/02/94, and Class C and Class D Shares, 10/21/94.




Average Annual
Total Return

                              % Return Without       % Return With
                                Sales Charge         Sales Charge**
Class A Shares*
Year Ended 12/31/97                +8.32%               +2.63%
Inception (9/02/94)
through 12/31/97                   +6.66                +4.95

 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                                 % Return             % Return
                               Without CDSC          With CDSC**
Class B Shares*
Year Ended 12/31/97                +7.28%               +3.62%
Inception (9/02/94)
through 12/31/97                   +5.59                +5.32

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                 % Return             % Return
                               Without CDSC          With CDSC**
Class C Shares*
Year Ended 12/31/97                +7.16%               +6.24%
Inception (10/21/94)
through 12/31/97                   +6.31                +6.31

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                              % Return Without       % Return With
                                Sales Charge         Sales Charge**
Class D Shares*
Year Ended 12/31/97                +8.02%               +2.35%
Inception (10/21/94)
through 12/31/97                   +7.17                +5.38

 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.




                                                                           Merrill Lynch Asset Growth Fund, Inc., February 28, 1998

SCHEDULE OF INVESTMENTS                                                                                             (in US dollars)

                                             Shares                                                          Value      Percent of
Country             Industries                Held             Common Stocks                 Cost          (Note 1a)    Net Assets

Argentina           Petroleum                2,300   Yacimientos Petroliferos Fiscales
                                                     S.A. (ADR)(a)                          $68,307         $72,738          0.7%
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Argentina        68,307          72,738          0.7
                                                                                       ============    ============     ========

Australia           Diversified              9,000   Broken Hill Proprietary Co., Ltd.      118,416          88,897          0.9
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Australia       118,416          88,897          0.9
                                                                                       ============    ============     ========

Bahamas             Hotels & Casinos         1,300   Sun International Hotels Ltd.           50,936          56,550          0.6
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in the Bahamas      50,936          56,550          0.6
                                                                                       ============    ============     ========

Canada              Automobile Parts         1,300   Magna International, Inc.               66,479          78,650          0.8
                    Entertainment            2,700  +Imax Corporation                        43,811          73,913          0.7
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Canada          110,290         152,563          1.5
                                                                                       ============    ============     ========

Finland             Diversified              3,900  +Amer Group Ltd.                         69,340          77,880          0.8
                    Paper & Forest
                    Products                 4,000   UPM - Kymmene OY                        85,779         103,840          1.0
                    Pharmaceuticals          2,520   Orion - yhtymae OY (Class B)            68,840          79,372          0.8
                    Transportation           1,600   Finnlines OY                            29,618          77,843          0.8
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Finland         253,577         338,935          3.4
                                                                                       ============    ============     ========

France              Electronics              2,200   Thomson - CSF S.A.                      72,342          75,924          0.8
                    Reinsurance              2,000   Scor S.A.                               76,549         103,369          1.0
                    Semiconductor
                    Capital                  1,100  +SGS - Thomson Microelectronics N.V.
                    Equipment                        (NY Registered Shares)                  65,275          83,738          0.9
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in France          214,166         263,031          2.7
                                                                                       ============    ============     ========

Germany             Banking                    900   Bayerische Vereinsbank AG               54,210          56,151          0.6
                    Chemicals                  200   Henkel KGaA                              8,891          12,280          0.1
                                             1,600   Henkel KGaA (Preferred)                 68,038         103,616          1.0
                                                                                       ------------    ------------     --------
                                                                                             76,929         115,896          1.1

                    Machinery &
                    Equipment                  100   Mannesmann AG                           36,975          60,075          0.6
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Germany         168,114         232,122          2.3
                                                                                       ============    ============     ========

Indonesia           Telecommunications       4,290   P.T. Indonesian Satellite Corp.
                                                     (ADR)(a)                               117,402          64,350          0.6
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Indonesia       117,402          64,350          0.6
                                                                                       ============    ============     ========

Italy               Apparel                  2,000   Gucci Group N.V. (NY Registered
                                                     Shares)                                142,007          83,875          0.8
                    Machinery               23,000   Danieli & C. Officine Meccaniche
                                                     S.p.A.                                  67,768         103,218          1.0
                    Publishing               7,000   Mondadori (Arnoldo) Editore S.p.A.      59,094          75,551          0.8
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Italy           268,869         262,644          2.6
                                                                                       ============    ============     ========

Japan               Banking &
                    Financial                4,000   Bank of Tokyo - Mitsubishi, Ltd.
                                                     (The)                                   60,434          56,758          0.6
                    Building &
                    Construction            10,000   Maeda Corp.                            102,085          35,355          0.4
                                             9,000   Matsushita Electric Works, Ltd.         97,733          89,893          0.9
                                            12,000   Okumura Corp.                           96,740          53,365          0.5
                                                                                       ------------    ------------     --------
                                                                                            296,558         178,613          1.8

                    Consumer --
                    Electronics              5,000   Matsushita Electric Industrial
                                                     Co., Ltd.                               78,495          72,929          0.7
                    Electronics              1,000   Sony Corporation                        72,316          90,369          0.9
                    Insurance                6,000   Tokio Marine & Fire Insurance
                                                     Co., Ltd.                               60,133          68,014          0.7
                    Machinery                9,000   Makino Milling Machine Co., Ltd.        64,593          63,496          0.6
                    Merchandising            3,000   Amway Japan, Ltd.                       91,744          58,740          0.6
                    Retail Stores            1,000   Ito-Yokado Co., Ltd.                    54,556          54,697          0.6
                    Tires & Rubber           4,000   Bridgestone Corporation                 68,942          92,271          0.9
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Japan           847,771         735,887          7.4
                                                                                       ============    ============     ========

Mexico              Beverages                2,100   Panamerican Beverages, Inc.
                                                     (Class A)                               67,285          76,519          0.8
                    Financial Services       2,150  +Grupo Financiero Bancomer S.A.
                                                     (Class B) (ADR)(a)                      30,688          24,725          0.3
                    Multi-Industry           3,600   Grupo Carso, S.A. de C.V. (ADR)(a)      41,850          42,624          0.4
                    Telecommunications       1,450   Telefonos de Mexico, S.A. de C.V.
                                                     (ADR)(a)                                70,106          73,497          0.7
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Mexico          209,929         217,365          2.2
                                                                                       ============    ============     ========

Netherlands         Oil --
                    International            1,400   Royal Dutch Petroleum Company
                                                     (NY Registered Shares)                  75,635          76,038          0.8
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in the
                                                     Netherlands                             75,635          76,038          0.8
                                                                                       ============    ============     ========

Norway              Cruise Lines            10,000   Color Line ASA                          37,601          36,337          0.4
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Norway           37,601          36,337          0.4
                                                                                       ============    ============     ========

Philippines         Beverages               17,620   San Miguel Corp. (Class B)              48,216          29,293          0.3
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in the
                                                     Philippines                             48,216          29,293          0.3
                                                                                       ============    ============     ========

South Africa        Diversified              7,400   Sasol Ltd.                              86,342          63,215          0.6
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in South
                                                     Africa                                  86,342          63,215          0.6
                                                                                       ============    ============     ========

South Korea         Engineering &
                    Construction             2,753  +Hyundai Engineering &
                                                     Construction Co., Ltd. (GDR)(b)(d)      35,336           1,900          0.0
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in South Korea      35,336           1,900          0.0
                                                                                       ============    ============     ========

Spain               Petroleum                1,900   Repsol, S.A. (ADR)(a)                   68,090          84,550          0.9
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Spain            68,090          84,550          0.9
                                                                                       ============    ============     ========

Sweden              Banking                  3,200   ForeningsSparbanken AB                  40,252          98,384          1.0
                                            10,000   Nordbanken Holding AB                   54,891          63,115          0.6
                                                                                       ------------    ------------     --------
                                                                                             95,143         161,499          1.6

                    Chemicals                3,000   Perstorp AB (Class B)                   56,249          53,241          0.6
                    Investment
                    Management               3,900   Bure Investment AB                      32,910          57,272          0.6
                    Laser Components         1,600   Spectra - Physics AB (Class A)          48,844          32,495          0.3
                    Real Estate
                    Investment Trusts        4,600   Castellum AB                            38,997          52,891          0.5
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Sweden          272,143         357,398          3.6
                                                                                       ============    ============     ========

Switzerland         Pharmaceuticals             10   Roche Holding AG                        83,503         117,190          1.2
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in Switzerland      83,503         117,190          1.2
                                                                                       ============    ============     ========

United Kingdom      Aerospace &
                    Defense                  2,600   British Aerospace PLC                   75,856          81,615          0.8
                    Automobile Parts        24,900   LucasVarity PLC                         79,024          95,859          1.0
                    Beverages                8,208   Diageo PLC (e)                          64,774          83,926          0.8
                    Chemicals                5,800   Imperial Chemical Industries PLC
                                                     (Ordinary)                              70,683         105,775          1.1
                    Foods                    4,900   Devro PLC                               32,782          37,163          0.4
                    Mining                   7,500   Rio Tinto PLC                          114,244         101,180          1.0
                    Retail Stores            5,900   Dixons Group PLC                        62,128          52,853          0.5
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in the United
                                                     Kingdom                                499,491         558,371          5.6
                                                                                       ============    ============     ========

United States       Aerospace                  300  +Orbital Sciences Corporation             7,888          11,438          0.1
                    Aerospace &
                    Defense                  1,825   AlliedSignal, Inc.                      70,831          77,677          0.8
                                             1,200   GenCorp, Inc.                           34,074          32,700          0.3
                                               650   Lockheed Martin Corporation             69,625          75,847          0.8
                                                                                       ------------    ------------     --------
                                                                                            174,530         186,224          1.9

                    Airlines                   850  +US Airways Group Inc.                   37,075          53,816          0.6
                    Automobile Parts         1,400   Federal - Mogul Corp.                   54,985          68,688          0.7
                    Automobile Rental
                    & Leasing                1,550  +Avis Rent A Car, Inc.                   36,870          44,369          0.5
                                             1,500   Hertz Corp. (Class A)                   49,904          59,438          0.6
                                                                                       ------------    ------------     --------
                                                                                             86,774         103,807          1.1

                    Banking                    600   Bank of New York Company, Inc.
                                                     (The)                                   19,867          35,137          0.4
                                               470   BankAmerica Corp.                       27,759          36,425          0.4
                                             1,400   First Union Corp.                       69,099          73,762          0.7
                                                                                       ------------    ------------     --------
                                                                                            116,725         145,324          1.5

                    Broadcast                1,360  +Chancellor Media Corp.                  43,930          60,860          0.6
                    Broadcasting --
                    Cable                    2,063  +Tele-Communications, Inc.
                                                     (Class A)                               41,348          59,956          0.6
                                             3,274  +Tele-Communications TCI Ventures
                                                     Group (Class A)                         31,640          50,542          0.5
                                                                                       ------------    ------------     --------
                                                                                             72,988         110,498          1.1

                    Chemicals                3,300   Great Lakes Chemical Corporation       158,853         160,462          1.6
                    Commercial
                    Services                 1,200  +Gartner Group, Inc. (Class A)           40,872          47,850          0.5
                    Computer Services
                    & Software                 510  +Cisco Systems, Inc.                     29,226          33,596          0.3
                                               850   Computer Associates
                                                     International, Inc.                     28,455          40,056          0.4
                                             1,000   International Business Machines
                                                     Corp.                                   80,178         104,437          1.1
                                               720  +Microsoft Corp.                         47,965          61,020          0.6
                                                                                       ------------    ------------     --------
                                                                                            185,824         239,109          2.4

                    Computers                3,100   COMPAQ Computer Corp.                   98,449          99,394          1.0
                    Consumer Products        1,200   Black & Decker Corporation              41,254          60,450          0.6
                                             2,400   Dial Corp.                              47,331          56,850          0.6
                                                                                       ------------    ------------     --------
                                                                                             88,585         117,300          1.2

                    Containers               1,900  +Owens - Illinois, Inc.                  56,851          72,912          0.7
                    Cruise Lines             1,000   Royal Caribbean Cruises Ltd.            46,157          54,750          0.5
                    Dental Supplies
                    & Equipment                700   DENTSPLY International Inc.             17,656          21,700          0.2
                    Electrical
                    Equipment                1,000   Illinova Corporation                    29,949          27,750          0.3
                                             1,000   Public Service Enterprise Group,
                                                     Inc.                                    31,468          32,250          0.3
                                                                                       ------------    ------------     --------
                                                                                             61,417          60,000          0.6

                    Electronics                910   General Electric Company                65,675          70,752          0.7
                                             1,800  +National Semiconductor Corp.            69,267          42,975          0.4
                                                                                       ------------    ------------     --------
                                                                                            134,942         113,727          1.1

                    Energy                     850   Texas Utilities Company                 34,010          34,372          0.3
                    Entertainment              450   Walt Disney Company                     49,555          50,372          0.5
                    Financial Services         450   American Express Company                24,608          40,528          0.4
                                               820   MGIC Investment Corp.                   32,022          60,424          0.6
                                                                                       ------------    ------------     --------
                                                                                             56,630         100,952          1.0

                    Foods                      800  +Keebler Foods Company                   22,608          25,100          0.2
                    Industrial               1,700   COMSAT Corporation                      52,045          56,844          0.6
                    Insurance                1,400   Allmerica Financial Corporation         85,884          86,100          0.9
                                             1,300   Equitable Companies Inc. (The)          68,299          68,006          0.7
                                               400   Hartford Life, Inc. (Class A)           14,050          17,225          0.2
                                             1,000   Provident Companies, Inc.               34,296          36,000          0.4
                                             1,150   Travelers Group Inc.                    50,252          64,112          0.6
                                               400   Travelers Property Casualty Corp.
                                                     (Class A)                               16,206          16,400          0.1
                                               400   UNUM Corporation                        12,712          20,575          0.2
                                                                                       ------------    ------------     --------
                                                                                            281,699         308,418          3.1

                    Leisure/Tourism            500   Brunswick Corporation                   14,221          15,875          0.2
                    Machinery                  850   Harnischfeger Industries, Inc.          35,905          30,069          0.3
                                             1,600   Ingersoll-Rand Company                  51,250          76,200          0.8
                                               600   SPX Corp.                               33,940          44,812          0.4
                                                                                       ------------    ------------     --------
                                                                                            121,095         151,081          1.5

                    Medical Services         2,900  +HEALTHSOUTH Corp.                       76,673          78,300          0.8
                    Natural Gas                800   El Paso Natural Gas Co.                 43,193          53,100          0.5
                                               720   Enron Corp.                             28,369          33,840          0.4
                                                                                       ------------    ------------     --------
                                                                                             71,562          86,940          0.9

                    Office Equipment           640   Danka Business Systems PLC (ADR)
                                                     (a)(c)                                  31,542          11,440          0.1
                    Oil Services               750   Schlumberger Ltd.                       40,216          56,531          0.6
                                               400  +Smith International, Inc.               22,576          21,300          0.2
                                                                                       ------------    ------------     --------
                                                                                             62,792          77,831          0.8

                    Petroleum                1,400   Unocal Corp.                            49,195          52,762          0.5
                    Pharmaceuticals            600   Bristol-Myers Squibb Co.                57,128          60,112          0.6
                                               800   Pfizer Inc.                             58,966          70,800          0.7
                                               400   Warner-Lambert Co.                      55,049          58,500          0.6
                                                                                       ------------    ------------     --------
                                                                                            171,143         189,412          1.9

                    Railroads                  500   Burlington Northern Santa Fe Corp.      41,528          49,812          0.5
                    Real Estate
                    Investment               1,000   Glenborough Realty Trust                25,000          28,500          0.3
                    Trusts                     600   Starwood Hotels & Resorts               27,000          33,937          0.3
                                                                                       ------------    ------------     --------
                                                                                             52,000          62,437          0.6

                    Retail Stores            2,010   Rite Aid Corporation                    35,356          65,074          0.7
                                             1,700  +Safeway, Inc.                           49,747          59,287          0.6
                                             1,350   Sears, Roebuck & Co.                    61,021          71,634          0.7
                                             1,400   Wal-Mart Stores, Inc.                   57,672          64,837          0.6
                                                                                       ------------    ------------     --------
                                                                                            203,796         260,832          2.6

                    Software --
                    Computer                   750  +BMC Software, Inc.                      34,130          57,375          0.6
                    Telecommunications         400  +Globalstar Telecommunications Ltd.      23,568          27,100          0.3
                                               800  +SmarTalk Teleservices, Inc.             22,716          26,850          0.2
                                             2,300  +WorldCom, Inc.                          64,415          87,831          0.9
                                                                                       ------------    ------------     --------
                                                                                            110,699         141,781          1.4

                    Tobacco                  1,800   Philip Morris Companies, Inc.           78,644          78,187          0.8
                    Travel & Lodging         1,100   Carnival Corporation (Class A)          36,514          64,762          0.7
                    Utilities --
                    Communications             450   AT&T Corp.                              28,786          27,394          0.3
                    Waste Management         1,000  +USA Waste Services, Inc.                41,063          41,625          0.4
                                                                                       ------------    ------------     --------
                                                     Total Common Stocks in the United
                                                     States                               3,206,431       3,751,763         37.7
                                                                                       ============    ============     ========
                                                     Total Investments in Common Stocks   6,840,565       7,561,137         76.0
                                                                                       ============    ============     ========


                                     Face
                                    Amount               Fixed-Income Securities

Canada              Foreign
                    Government  C$         100,000   Canadian Government Bonds, 7% due
                    Obligations                      12/01/2006                              75,972          77,643          0.8
                                                                                       ------------    ------------     --------
                                                     Total Fixed-Income Securities in
                                                     Canada                                  75,972          77,643          0.8
                                                                                       ============    ============     ========

Denmark             Foreign
                    Government  Dkr      1,000,000   Danish Government Bonds, 7% due
                    Obligations                      11/15/2007                             159,760         163,315          1.7
                                                                                       ------------    ------------     --------
                                                     Total Fixed-Income Securities in
                                                     Denmark                                159,760         163,315          1.7
                                                                                       ============    ============     ========

Germany             Foreign
                    Government                       Bundesrepublik Deutschland:
                    Obligations DM         225,000   6.50% due 10/14/2005                   142,066         136,967          1.4
                                           165,000   6% due 7/04/2007                        96,503          98,014          1.0
                                           130,000   6% due 6/20/2016                        72,326          77,410          0.8
                                            75,000   Treuhandanstalt, 6.875% due
                                                     6/11/2003                               49,876          45,722          0.4
                                                                                       ------------    ------------     --------
                                                     Total Fixed-Income Securities in
                                                     Germany                                360,771         358,113          3.6
                                                                                       ============    ============     ========

Italy               Foreign
                    Government  Lit    450,000,000   Buoni Poliennali del Tesoro,
                    Obligations                      8.50% due 8/01/2004                    292,885         296,569          3.0
                                                                                       ------------    ------------     --------
                                                     Total Fixed-Income Securities in
                                                     Italy                                  292,885         296,569          3.0
                                                                                       ============    ============     ========

Sweden              Foreign
                    Government  Skr      1,300,000  Government of Sweden, 8% due
                    Obligations                     8/15/2007                               185,475         192,624          1.9
                                                                                       ------------    ------------     --------
                                                    Total Fixed-Income Securities in
                                                    Sweden                                  185,475         192,624          1.9

United Kingdom      Foreign
                    Government  [POUND]    135,000  UK Treasury Gilt, 7.25% due
                    Obligations                     12/07/2007                              223,453         240,772          2.4
                                                                                       ------------    ------------     --------
                                                    Total Fixed-Income Securities in
                                                    the United Kingdom                      223,453         240,772          2.4
                                                                                       ============    ============     ========

United States       US
                    Government  US$        395,000  US Treasury Bonds, 6.625% due
                    Obligations                     2/15/2027                               424,577         429,871          4.3
                                                    US Treasury Notes:
                                           500,000  6% due 8/15/1999                        501,367         503,045          5.1
                                           110,000  6.50% due 5/31/2002                     110,739         113,609          1.1
                                           125,000  6.25% due 2/15/2007                     124,910         129,746          1.3
                                            95,000  6.625% due 5/15/2007                     96,174         101,204          1.0
                                                                                       ------------    ------------     --------
                                                    Total Fixed-Income Securities in
                                                    the United States                     1,257,767       1,277,475         12.8
                                                                                       ============    ============     ========
                                                    Total Investments in Fixed-Income
                                                    Securities                            2,556,083       2,606,511         26.2
                                                                                       ============    ============     ========

                    Total Investments                                                    $9,396,648      10,167,648        102.2
                                                                                       ============

                    Unrealized Depreciation on Forward Foreign Exchange Contracts*                          (27,035)        (0.3)

                    Liabilities in Excess of Other Assets                                                  (192,667)        (1.9)
                                                                                                       ------------     --------
                    Net Assets                                                                           $9,947,946        100.0%
                                                                                                       ============     ========

                (a) American Depositary Receipts (ADR).
                (b) Global Depositary Receipts (GDR).
                (c) Consistent with the general policy of the Securities and Exchange
                    Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
                (d) The security may be offered and sold to "qualified institutional buyers"
                    under Rule 144A of the Securities Act of 1933.
                (e) Diageo PLC was the result of a merger between Grand Metropolitan PLC and Guiness PLC.
                  + Non-income producing security.

* Forward foreign exchange contracts as of February 28, 1998 were as follows:

                                                             Unrealized
Foreign                                                     Appreciation
Currency                      Expiration                   (Depreciation)
Purchased                        Date                         (Note 1b)

Frf        600,000            April 1998                         $408
Pta     25,000,000            March 1998                       (1,221)
                                                         ------------
Total (US$Commitment -- $262,276)                                (813)
                                                         ------------

Foreign Currency Sold

A$         125,000            March 1998                         (581)
C$         320,000            March 1998                          470
Chf        160,000            April 1998                       (1,030)
DM       1,220,000            April 1998                       (3,589)
Dkr      1,100,000            April 1998                         (784)
Fim      1,800,000            April 1998                       (1,232)
Frf      2,000,000            April 1998                       (1,576)
[POUND]    455,000            March 1998                       (2,070)
Lit    950,000,000            March 1998                          (20)
Pta     37,100,000            March 1998                          386
Skr      4,200,000            April 1998                       (2,376)
(yen)   90,000,000            April 1998                      (13,820)
                                                         ------------
Total (US$ Commitment -- $4,648,661)                          (26,222)
                                                         ------------

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts -- Net                            $(27,035)
                                                         ============

See Notes to Financial Statements.






STATEMENT OF ASSETS AND LIABILITIES

                  As of February 28, 1998

Assets:           Investments, at value (identified cost -- $9,396,648) (Note 1a)                              $10,167,648
                  Foreign cash (Note 1c)                                                                                 9
                  Receivables:
                  Securities sold                                                            $101,104
                  Interest                                                                     34,927
                  Capital shares sold                                                          14,549
                  Dividends                                                                     9,480
                  Forward foreign exchange contracts (Note 1b)                                    345              160,405
                                                                                         ------------
                  Deferred organization expenses (Note 1f)                                                          44,460
                  Prepaid registration fees and other assets (Note 1f)                                              33,671
                                                                                                              ------------
                  Total assets                                                                                  10,406,193
                                                                                                              ------------

Liabilities:      Unrealized depreciation on forward foreign exchange contracts (Note 1b)                           27,035
                  Payables:
                  Securities purchased                                                        164,177
                  Capital shares redeemed                                                      44,710
                  Distributor (Note 2)                                                          6,081
                  Forward foreign exchange contracts (Note 1b)                                    885              215,853
                                                                                         ------------
                  Accrued expenses and other liabilities                                                           215,359
                                                                                                              ------------
                  Total liabilities                                                                                458,247
                                                                                                              ------------

Net Assets:       Net assets                                                                                    $9,947,946
                                                                                                              ============

Net Assets        Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:       authorized                                                                                       $18,058
                  Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized                                                                                        68,887
                  Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized                                                                                         5,466
                  Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized                                                                                         3,059
                  Paid-in capital in excess of par                                                               9,150,464
                  Accumulated investment loss -- net                                                                (3,948)
                  Accumulated realized capital losses on investments and foreign currency
                  transactions -- net                                                                              (37,378)
                  Unrealized appreciation on investments and foreign currency transactions
                  -- net                                                                                           743,338
                                                                                                              ------------
                  Net assets                                                                                    $9,947,946
                                                                                                              ============

Net Asset Value:  Class A -- Based on net assets of $1,883,518 and 180,584 shares outstanding                       $10.43
                                                                                                              ============
                  Class B -- Based on net assets of $7,177,444 and 688,866 shares outstanding                       $10.42
                                                                                                              ============
                  Class C -- Based on net assets of $566,280 and 54,661 shares outstanding                          $10.36
                                                                                                              ============
                  Class D -- Based on net assets of $320,704 and 30,585 shares outstanding                          $10.49
                                                                                                              ============

                  See Notes to Financial Statements.






STATEMENT OF OPERATIONS

                        For the Six Months Ended February 28, 1998

Investment              Interest and discount earned                                                             $113,133
Income                  Dividends (net of $1,907 foreign witholding tax)                                           47,185
(Notes 1d & 1e):                                                                                             ------------
                        Total income                                                                              160,318
                                                                                                             ------------

Expenses:               Investment advisory fees (Note 2)                                       $40,137
                        Account maintenance and distribution fees -- Class B (Note 2)            39,959
                        Registration fees (Note 1f)                                              31,786
                        Professional fees                                                        28,222
                        Accounting services (Note 2)                                             19,500
                        Printing and shareholder reports                                         17,973
                        Transfer agent fees -- Class B (Note 2)                                  11,708
                        Custodian fees                                                           11,685
                        Amortization of organization expenses (Note 1f)                          11,449
                        Directors' fees and expenses                                              6,661
                        Pricing fees                                                              4,234
                        Account maintenance and distribution fees -- Class C (Note 2)             2,791
                        Transfer agent fees -- Class A (Note 2)                                   2,383
                        Transfer agent fees -- Class C (Note 2)                                     882
                        Transfer agent fees -- Class D (Note 2)                                     484
                        Account maintenance fees -- Class D (Note 2)                                458
                        Other                                                                     7,679
                                                                                           ------------
                        Total expenses before reimbursement                                     237,991
                        Reimbursement of expenses (Note 2)                                      (40,137)
                                                                                           ------------
                        Total expenses after reimbursement                                                        197,854
                                                                                                             ------------
                        Investment loss -- net                                                                    (37,536)
                                                                                                             ------------

Realized &              Realized gain (loss) from:
Unrealized              Investments -- net                                                      603,622
Gain (Loss) on          Foreign currency transactions -- net                                   (237,566)          366,056
Investments &                                                                              ------------
Foreign Currency        Change in unrealized appreciation/depreciation on:
Transactions -- Net     Investments -- net                                                     (351,437)
(Notes 1b, 1c,          Foreign currency transactions -- net                                     40,490          (310,947)
1e & 3):                                                                                   ------------      ------------
                        Net realized and unrealized gain on investments and foreign
                        currency transactions                                                                      55,109
                                                                                                             ------------
                        Net Increase in Net Assets Resulting from Operations                                      $17,573
                                                                                                             ============

                        See Notes to Financial Statements.






STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the
                                                                                                  Six Months         For the
                                                                                                    Ended          Year Ended
                                                                                                   Feb. 28,          Aug. 31,
                        Increase (Decrease) in Net Assets:                                           1998              1997

Operations:             Investment loss -- net                                                    $(37,536)          $(82,956)
                        Realized gain on investments and foreign currency transactions -- net      366,056          1,716,633
                        Change in unrealized appreciation on investments and foreign currency
                        transactions -- net                                                       (310,947)           562,370
                                                                                              ------------       ------------
                        Net increase in net assets resulting from operations                        17,573          2,196,047
                                                                                              ------------       ------------

Dividends &             Investment income -- net:
Distributions to        Class A                                                                    (52,967)            (1,155)
Shareholders            Class B                                                                   (156,249)            (3,263)
(Note 1g):              Class C                                                                     (9,893)              (248)
                        Class D                                                                     (8,230)              (286)
                        In excess of investment income -- net:
                        Class A                                                                         --            (19,884)
                        Class B                                                                         --            (56,180)
                        Class C                                                                         --             (4,268)
                        Class D                                                                         --             (4,925)
                        Realized gain on investments -- net:
                        Class A                                                                   (228,810)                --
                        Class B                                                                 (1,043,599)                --
                        Class C                                                                    (67,660)                --
                        Class D                                                                    (42,934)                --
                                                                                              ------------       ------------
                        Net decrease in net assets resulting from dividends and distributions
                        to shareholders                                                         (1,610,342)           (90,209)
                                                                                              ------------       ------------

Capital Share           Net increase (decrease) in net assets derived from capital share
Transactions            transactions                                                               198,296         (2,007,510)
(Note 4):                                                                                     ------------       ------------

Net Assets:             Total increase (decrease) in net assets                                 (1,394,473)            98,328
                        Beginning of period                                                     11,342,419         11,244,091
                                                                                              ------------       ------------
                        End of period*                                                          $9,947,946        $11,342,419
                                                                                              ============       ============

                      * Undistributed (accumulated) investment income (loss) -- net                $(3,948)          $260,927
                                                                                              ============       ============

                        See Notes to Financial Statements.





FINANCIAL HIGHLIGHTS

                The following per
                share data and                                     Class A
                ratios have been          For the                                          For the
                derived from                Six                                             Period
                information provided       Months                  For the                 Sept. 2,
                in the financial           Ended                  Year Ended              1994+ to
                statements.               Feb. 28,               August 31,                Aug. 31,
                                           1998++           1997++        1996               1995
                Increase (Decrease)
                in Net Asset Value:

Per Share       Net asset value,
Operating       beginning of period       $12.28          $10.13         $9.90             $10.00
Performance:    Investment income
                (loss) -- net                .01             .01           .12                .16
                Realized and
                unrealized gain
                (loss) on investments
                and foreign currency
                transactions -- net          .01            2.30           .34               (.22)
                                      ----------      ----------    ----------         ----------
                Total from investment
                operations                   .02            2.31           .46               (.06)
                                      ----------      ----------    ----------         ----------
                Less dividends and
                distributions:
                Investment income --
                net                         (.35)           (.01)         (.16)              (.04)
                In excess of
                investment income --
                net                           --            (.15)         (.07)
                Realized gain on
                investments -- net         (1.52)             --            --                 --
                                      ----------      ----------    ----------         ----------
                Total dividends and
                distributions              (1.87)           (.16)         (.23)              (.04)
                                      ----------      ----------    ----------         ----------
                Net asset value, end
                of period                 $10.43          $12.28        $10.13              $9.90
                                      ==========      ==========    ==========         ==========

Total
Investment      Based on net asset
Return:**       value per share              .83%++++      23.06%         4.71%              (.59%)++++
                                      ==========      ==========    ==========         ==========

Ratios to       Expenses, net of
Average Net     reimbursement               2.87%*          2.79%         2.47%              2.47%
Assets:                               ==========      ==========    ==========         ==========
                Expenses                    3.62%*          3.61%         3.75%              3.31%*
                                      ==========      ==========    ==========         ==========
                Investment income
                (loss) -- net                .14%*           .13%         1.16%              1.46%*
                                      ==========      ==========    ==========         ==========

Supplemental    Net assets, end of
Data:           period (in thousands)     $1,884          $1,803        $1,352             $1,677
                                      ==========      ==========    ==========         ==========
                Portfolio turnover         47.69%         128.28%       120.43%             42.50%
                                      ==========      ==========    ==========         ==========
                Average commission
                rate paid+++              $.0271          $.0215        $.0184                 --
                                      ==========      ==========    ==========         ==========


                The following per
                share data and                                 Class B
                ratios have been          For the                                       For the
                derived from                Six                                         Period
                information provided       Months               For the                Sept. 2,
                in the financial           Ended              Year Ended               1994+ to
                statements.               Feb. 28,             August 31,               Aug. 31,
                                           1998++          1997++      1996               1995
                Increase (Decrease)
                in Net Asset Value:

Per Share       Net asset value,          $12.20          $10.09          $9.83             $10.00
Operating       beginning of period   ----------      ----------     ----------         ----------
Performance:    Investment income           (.05)           (.11)           .01                .05
                (loss) -- net
                Realized and                 .02            2.30            .35               (.21)
                unrealized gain       ----------      ----------     ----------         ----------
                (loss) on investments
                and foreign currency
                transactions -- net

                Total from investment
                operations                  (.03)           2.19            .36               (.16)
                                      ----------      ----------     ----------         ----------
                Less dividends and
                distributions:
                Investment income --
                net                         (.23)             --+++++      (.07)              (.01)
                In excess of
                investment income             --            (.08)          (.03)                --
                net
                Realized gain on
                investments -- net         (1.52)             --             --                 --
                                      ----------      ----------     ----------         ----------
                Total dividends and
                distributions              (1.75)           (.08)          (.10)              (.01)
                                      ----------      ----------     ----------         ----------
                Net asset value, end
                of period                 $10.42          $12.20         $10.09              $9.83
                                      ==========      ==========     ==========         ==========

Total
Investment      Based on net asset
Return:**       value per share              .31%++++      21.81%          3.65%             (1.60)++++
                                      ==========      ==========     ==========         ==========
Ratios to       Expenses, net of
Average Net     reimbursement               3.89%*          3.84%          3.50%              3.50%*
Assets:                               ==========      ==========     ==========         ==========
                Expenses                    4.64%*          4.67%          4.78%              4.37%
                                      ==========      ==========     ==========         ==========
                Investment income
                (loss) -- net               (.90%)*         (.94%)          .13%               .43%
                                      ==========      ==========     ==========         ==========

Supplemental    Net assets, end of
Data:           period (in thousands)     $7,177          $8,403         $8,141            $11,835
                                      ==========      ==========     ==========         ==========

                Portfolio turnover         47.69%         128.28%        120.43%             42.50%
                                      ==========      ==========     ==========         ==========
                Average commission
                rate paid+++              $.0271          $.0215         $.0184                 --
                                      ==========      ==========     ==========         ==========


                The following per
                share data and                                     Class C
                ratios have been          For the                                          For the
                derived from                Six                                             Period
                information provided       Months                  For the                 Sept. 2,
                in the financial           Ended                  Year Ended              1994+ to
                statements.               Feb. 28,               August 31,                Aug. 31,
                                           1998++           1997++        1996               1995
                Increase (Decrease)
                in Net Asset Value:

Per Share       Net asset value,
Operating       beginning of period       $12.13          $10.05          $9.82             $9.85
Performance:    Investment income     ----------      ----------     ----------         ----------
                (loss) -- net               (.05)           (.11)          (.04)               .04
                Realized and
                unrealized gain
                (loss) on investments
                and foreign currency
                transactions -- net          .02            2.28            .39               (.05)
                                      ----------      ----------     ----------         ----------
                Total from investment
                operations                  (.03)           2.17            .35               (.01)
                                      ----------      ----------     ----------         ----------
                Less dividends and
                distributions:
                Investment income --
                net                         (.22)             --+++++      (.08)              (.02)
                In excess of
                investment income
                net                           --            (.09)          (.04)                --
                Realized gain on
                investments -- net         (1.52)             --             --                 --
                                      ----------      ----------     ----------         ----------
                Total dividends and
                distributions              (1.74)           (.09)          (.12)              (.02)
                                      ----------      ----------     ----------         ----------
                Net asset value, end
                of period                 $10.36          $12.13         $10.05              $9.82
                                      ==========      ==========     ==========         ==========

Total
Investment      Based on net asset
Return:**       value per share              .34%++++      21.71%          3.61%              (.05%)++++
                                      ==========      ==========     ==========         ==========

Ratios to       Expenses, net of
Average Net     reimbursement               3.92%*          3.86%          3.52%             3.51%*
Assets:                               ==========      ==========     ==========         ==========
                Expenses                    4.67%*          4.68%          4.81%              4.58%*
                                      ==========      ==========     ==========         ==========
                Investment income
                (loss) -- net               (.92%)*         (.94%)          .09%               .51%*
                                      ==========      ==========     ==========         ==========

Supplemental    Net assets, end of
Data:           period (in thousands)       $566           $572            $438               $735
                                      ==========      ==========     ==========         ==========
                Portfolio turnover         47.69%        128.28%         120.43%             42.50%
                                      ==========      ==========     ==========         ==========
                Average commission
                rate paid+++              $.0271          $.0215         $.0184                 --
                                      ==========      ==========     ==========         ==========


                The following per
                share data and                                     Class D
                ratios have been          For the                                          For the
                derived from                Six                                             Period
                information provided       Months                  For the                 Sept. 2,
                in the financial           Ended                  Year Ended              1994+ to
                statements.               Feb. 28,               August 31,                Aug. 31,
                                           1998++           1997++        1996               1995
                Increase (Decrease)
                in Net Asset Value:

Per Share       Net asset value,
Operating       beginning of period       $12.28          $10.11         $9.88             $9.86
Performance:    Investment income     ----------      ----------    ----------         ----------
                (loss) -- net               (.01)           (.02)          .08               .10
                Realized and
                unrealized gain
                (loss) on investments
                and foreign currency
                transactions -- net          .03            2.30           .36              (.04)
                                      ----------      ----------    ----------         ----------
                Total from investment
                operations                   .02            2.28           .44                .06
                                      ----------      ----------    ----------         ----------
                Less dividends and
                distributions:
                Investment income --
                net                         (.29)           (.01)         (.15)              (.04)
                In excess of
                investment income
                net                          --             (.10)         (.06)                --
                Realized gain on
                investments -- net         (1.52)             --            --                 --
                                      ----------      ----------    ----------         ----------
                Total dividends and
                distributions              (1.81)           (.11)         (.21)              (.04)
                                      ----------      ----------    ----------         ----------
                Net asset value, end
                of period                 $10.49          $12.28        $10.11              $9.88
                                      ==========      ==========    ==========         ==========

Total
Investment      Based on net asset
Return:**       value per share              .80++++       22.66%         4.51%               .59%++++
                                      ==========      ==========    ==========         ==========

Ratios to       Expenses, net of
Average Net     reimbursement               3.10%*          3.05%         2.72%              2.75%
Assets:                               ==========      ==========    ==========         ==========
                Expenses                    3.85%*          3.92%         4.00%              4.32%
                                      ==========      ==========    ==========         ==========
                Investment income
                (loss) -- net               (.17%)*         (.21%)         .93%              1.43%*
                                      ==========      ==========    ==========         ==========

Supplemental    Net assets, end of
Data:           period (in thousands)       $321            $564        $1,313             $1,697
                                      ==========      ==========    ==========         ==========
                Portfolio turnover         47.69%         128.28%       120.43%             42.50%
                                      ==========      ==========    ==========         ==========
                Average commission
                rate paid+++              $.0271          $.0215        $.0184                 --
                                      ==========      ==========    ==========         ==========

               * Annualized.
              ** Total investment returns exclude the effects of sales loads.
               + Commencement of operations.
              ++ Based on average shares outstanding.
             +++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
            ++++ Aggregate total investment return.
           +++++ Amount is less than $.01 per share.

                 See Notes to Financial Statements.




Merrill Lynch Asset Growth Fund, Inc., February 28, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing sm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

[bullet] Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

[bullet] Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

[bullet] Options -- The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined of the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 28, 1998, MLAM earned fees of $40,137, all of which was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

               Account         Distribution
           Maintenance Fee         Fee

Class B         0.25%             0.75%
Class C         0.25%             0.75%
Class D         0.25%               --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                MLFD              MLPF&S

Class A           $2               $25
Class D         $208            $3,083

For the six months ended February 28, 1998, MLPF&S received contingent deferred sales charges of $12,941 and $169 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $825 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 1998.

During the six months ended February 28, 1998, the Fund paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S,
$95 for security price quotations to compute the net asset value of the Fund.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Accounting services are provided to the Fund by MLAM at cost. Certain officers and/or directors of the Fund are officers and/or directors of MLAM, MLFDS, MLFD, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1998 were $4,762,866 and $5,910,031, respectively.

Net realized gains (losses) for the six months ended February 28, 1998 and net unrealized gains (losses) as of February 28, 1998 were as follows:

                                      Realized         Unrealized
                                       Gains              Gains
                                     (Losses)           (Losses)

Long-term investments                $603,646           $771,000
Short-term investments                    (24)                --
Forward foreign exchange contracts   (198,919)           (27,035)
Foreign currency transactions         (38,647)              (627)
                                   ----------         ----------
Total                                $366,056           $743,338
                                   ==========         ==========

As of February 28, 1998, net unrealized appreciation for Federal income tax purposes aggregated $771,000, of which $1,265,877 related to appreciated securities and $494,877 related to depreciated securities. At February 28, 1998, the aggregate cost of investments for Federal income tax purposes was $9,396,648.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions were $198,296 and $(2,007,510) for the six months ended February 28, 1998 and for the year ended August 31, 1997.

Class A Shares for the Six Months                        Dollar
Ended February 28, 1998               Shares             Amount

Shares sold                            30,347           $344,431
Shares issued to shareholders in
reinvestment of dividends
and distributions                      26,551            265,240
                                 ------------       ------------
Total issued                           56,898            609,671
Shares redeemed                       (23,209)          (268,905)
                                 ------------       ------------
Net increase                           33,689           $340,766
                                 ============       ============

Class A Shares for the Year                              Dollar
Ended August 31, 1997                 Shares             Amount

Shares sold                            64,930           $766,134
Shares issued to shareholders
in reinvestment of dividends            1,699             18,333
                                 ------------       ------------
Total issued                           66,629            784,467
Shares redeemed                       (53,161)          (620,321)
                                 ------------       ------------
Net increase                           13,468           $164,146
                                 ============       ============

Class B Shares for the Six Months                        Dollar
Ended February 28, 1998               Shares             Amount

Shares sold                            98,214         $1,101,353
Shares issued to shareholders
in reinvestment of dividends and
distributions                          94,498            944,985
                                 ------------       ------------
Total issued                          192,712          2,046,338
Automatic conversion of shares         (1,324)           (14,446)
Shares redeemed                      (191,528)        (2,046,829)
                                 ------------       ------------
Net decrease                             (140)          $(14,937)
                                 ============       ============

Class B Shares for the Year                              Dollar
Ended August 31, 1997                 Shares             Amount

Shares sold                           134,761         $1,545,773
Shares issued to shareholders
in reinvestment of dividends            4,415             47,640
                                 ------------       ------------
Total issued                          139,176          1,593,413
Automatic conversion of shares         (1,041)           (12,375)
Shares redeemed                      (255,962)        (2,880,538)
                                 ------------       ------------
Net decrease                         (117,827)       $(1,299,500)
                                 ============       ============

Class C Shares for the Six Months                        Dollar
Ended February 28, 1998               Shares             Amount

Shares sold                             8,929            $92,790
Shares issued to shareholders in
reinvestment of dividends
and distributions                       7,429             73,920
                                 ------------       ------------
Total issued                           16,358            166,710
Shares redeemed                        (8,845)           (96,059)
                                 ------------       ------------
Net increase                            7,513            $70,651
                                 ============       ============

Class C Shares for the Year                              Dollar
Ended August 31, 1997                 Shares             Amount

Shares sold                            26,773           $292,552
Shares issued to shareholders
in reinvestment of dividends              391              4,201
                                 ------------       ------------
Total issued                           27,164            296,753
Shares redeemed                       (23,609)          (265,841)
                                 ------------       ------------
Net increase                            3,555            $30,912
                                 ============       ============

Class D Shares for the Six Months                        Dollar
Ended February 28, 1998               Shares             Amount

Shares sold                             7,730            $87,720
Automatic conversion of shares          1,315             14,446
Shares issued to shareholders in
reinvestment of dividends
and distributions                       3,808             38,266
                                 ------------       ------------
Total issued                           12,853            140,432
Shares redeemed                       (28,190)          (338,616)
                                 ------------       ------------
Net decrease                          (15,337)         $(198,184)
                                 ============       ============

Class D Shares for the Year                              Dollar
Ended August 31, 1997                 Shares             Amount

Shares sold                            24,261           $273,733
Automatic conversion of shares          1,037             12,375
Shares issued to shareholders
in reinvestment of dividends              437              4,728
                                 ------------       ------------
Total issued                           25,735            290,836
Shares redeemed                      (109,712)        (1,193,904)
                                 ------------       ------------
Net decrease                          (83,977)         $(903,068)
                                 ============       ============



Equity Portfolio Changes

  For the Quarter Ended February 28, 1998

Additions

  AT&T Corp.
  Allmerica Financial Corporation
  Bank of Tokyo - Mitsubishi, Ltd. (The)
  British Aerospace PLC
  COMSAT Corporation
  Chancellor Media Corp.
  Devro PLC
 *Diageo PLC (Class B)
  Equitable Companies Inc. (The)
  Gartner Group, Inc. (Class A)
  Globalstar Telecommunications Ltd.
  Great Lakes Chemical Corporation
  Illinova Corporation
  Ito - Yokado Co., Ltd.
  Keebler Foods Company
  Lockheed Martin Corporation
  Makino Milling Machine Co., Ltd.
  Nordbanken Holding AB
  Orbital Sciences Corporation
  Philip Morris Companies, Inc.
  Public Service Enterprise Group, Inc.
  Royal Dutch Petroleum Company
    (NY Registered Shares)
  SmarTalk Teleservices, Inc.
  Sun International Hotels Ltd.
  Texas Utilities Company
  Thomson - CSF S.A.
  USA Waste Services, Inc.
  Wal-Mart Stores, Inc.
  Walt Disney Company

Deletions

  De Beers Consolidated Mines Ltd. (ADR)
 *Diageo PLC (Class B)
  Dresser Industries, Inc.
  Edison International
  Gulf Canada Resources Ltd.
  Lilly (Eli) and Co.
  Mitsui - Soko Co., Ltd.
  Novartis AG (ADR)
  OMI Corp.
  Oracle Corp.
  Prentiss Properties Trust
  Quantum Corp.
  Siemens AG
  Sony Corporation (ADR)
  Sunbeam Corp.
  Telecomunicatoes Brasileiras S.A. -
    Telebras (ADR)
  Tricon Global Restaurants, Inc.
  Uniao de Bancos Brasileiros S.A. (GDR)
  United Technologies Corp.

 *Added and deleted in the same quarter.